Director
Securities Operations Department

20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

CERTNYS

1-16443

NYSE

02029437

April 4, 2002

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

RECD S.E.C.
APR 4 2002
080

PROCESSED
APR 0 9 2002
THOMSON
FINANCIAL

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MSDW Structured Asset Corp., SATURNS DPL Capital Security-Backed Series 2002-3, Class A Callable Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 4, 2002. Tentative listing date – Not yet determined.

Sincerely,